SEGMENTED INFORMATION - Capital Expenditure (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Capital Expenditure
Total capital expenditures	$ 1,654,129	$ 1,538,237
Operating segment | LaRonde mine
Capital Expenditure
Total capital expenditures	122,917	152,584
Operating segment | LaRonde Zone 5 mine
Capital Expenditure
Total capital expenditures	38,930	22,893
Operating segment | Canadian Malartic complex
Capital Expenditure
Total capital expenditures	263,151	195,413
Operating segment | Goldex mine
Capital Expenditure
Total capital expenditures	87,001	61,401
Operating segment | Meliadine mine
Capital Expenditure
Total capital expenditures	191,011	155,100
Operating segment | Meadowbank complex
Capital Expenditure
Total capital expenditures	128,063	141,451
Operating segment | Kittila mine
Capital Expenditure
Total capital expenditures	82,301	106,369
Operating segment | Detour Lake mine
Capital Expenditure
Total capital expenditures	422,668	394,132
Operating segment | Macassa mine
Capital Expenditure
Total capital expenditures	146,259	122,473
Operating segment | Fosterville mine
Capital Expenditure
Total capital expenditures	87,439	94,712
Operating segment | Pinos Altos mine
Capital Expenditure
Total capital expenditures	36,498	53,270
Operating segment | La India mine
Capital Expenditure
Total capital expenditures	266	16,391
Operating segment | Exploration
Capital Expenditure
Total capital expenditures	27,316	14,332
Corporate and other
Capital Expenditure
Total capital expenditures	$ 20,309	$ 7,716